Schedule of Outstanding Stock Options (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning	540,523
Weighted average exercise price outstanding, Beginning	€ 4.99
Aggregate intrinsic value outstanding, Beginning	€ 272,480
Number of options, Granted	46,400	540,523
Weighted average exercise price, Granted	€ 5.30	€ 4.99
Weighted average remaining contractual term, Granted	9 years 8 months 1 day	7 years 3 months 18 days
Aggregate intrinsic value , Granted	€ 11,551	€ 272,480
Number of options, Vested and exercised
Weighted average exercise price, Vested and exercised
Aggregate intrinsic value, Vested and exercised
Number of options, Cancelled or forfeited
Weighted average exercise price, Cancelled or forfeited
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	586,923	540,523
Weighted average exercise price outstanding, Ending	€ 4.93	€ 4.99
Weighted average remaining contractual term outstanding	7 years 10 days	7 years 3 months 18 days
Aggregate intrinsic value outstanding,Ending	€ 420,738	€ 272,480
Number of options,Exercisable	318,459	237,129
Weighted average exercise price, Exercisable	€ 5.30	€ 5.66
Weighted average remaining contractual term, Exercisable	5 years 3 months 7 days	4 years 5 months 1 day
Aggregate intrinsic value, Exercisable	€ 165,728	€ 61,988
Number of options outstanding, Expected to vest	268,464	303,394
Weighted average exercise price outstanding, Expected to vest	€ 4.48	€ 4.67
Weighted average remaining contractual term (years) Outstanding expected to vest	9 years 1 month 17 days	9 years 6 months 18 days
Aggregate intrinsic value outstanding, Expected to vest	€ 255,010	€ 210,492